Note 16 - Leases	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of leases [text block]

16. Leases

The following table is a maturity analysis of the Company’s contractual undiscounted payments required to meet obligations that have initial or remaining non-cancellable lease terms.

	2021	2020
Less than one year	$6,592	$5,444
One to three years	9,185	7,510
More than three years	5,945	7,947
Total undiscounted lease obligations	$21,722	$20,901

The following table sets out the carrying amounts of ROU assets included in PP&E in the consolidated statements of financial position and the movements during the period:

	2021	2020
Beginning balance	$17,310	$21,298
Additions	6,809	1,192
Amortization	(4,705)	(5,180)
Ending balance	$19,414	$17,310

The following table sets out the lease obligations included in the consolidated statements of financial position:

	2021	2020
Current (note 10)	$6,144	$4,575
Non-current (note 12)	14,053	14,340
Total lease obligations	$20,197	$18,915

The amounts recognized in the consolidated statements of (loss) earnings related to lease obligations are as follows:

	2021	2020
Interest expense on lease liabilities	$715	$921
Amortization of ROU assets	4,705	5,180
Variable lease payments not included in the measurement of lease liabilities	32,106	22,721
Expenses relating to leases of low-value assets and short-term leases	1,568	3,987
Total recognized in the consolidated statements of (loss) earnings	$39,094	$32,809

In addition to the above, for the year ended December 31, 2020, there was $7.6 million of variable lease payments not included in the measurement of lease liabilities related to the Öksüt Mine that was capitalized to property, plant and equipment prior to achieving commercial production on May 31, 2020.